Costs and expenses by nature (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs and expenses by nature
Raw materials and productions costs		R$ (373,499)	R$ (339,018)	R$ (232,826)
Salaries and payroll charges		(323,000)	(307,948)	(281,894)
Depreciation and amortization		(294,084)	(287,779)	(268,714)
Copyright		(101,596)	(96,596)	(72,348)
Advertising and publicity		(96,428)	(68,194)	(68,708)
Third-party services	[1]	(54,712)	(37,002)	(47,667)
Impairment losses on trade receivables		(53,003)	(55,771)	(45,904)
Editorial costs		(40,410)	(40,412)	(49,329)
Travel		(32,907)	(28,516)	(23,577)
Consulting and advisory services		(29,417)	(30,617)	(34,166)
Obsolete inventories		(41,492)	(22,006)	(40,924)
Rent and condominium fees		(15,725)	(23,943)	(18,312)
Utilities, cleaning, and security		(13,939)	(15,760)	(20,087)
Asset impairment loss		(8,271)	0	0
Taxes and contributions		(5,689)	(4,015)	(1,777)
Material		(3,766)	(3,024)	(6,263)
Other operating expenses		(3,592)	(4,522)	(808)
Other general and administrative expenses		(1,090)	(378)	(358)
Other operating expenses – price adjustment (note 18)		0	(23,562)	0
Other operating income		4,286	13,699	1,828
Income from lease and sublease agreements with related parties		10,140	13,071	13,047
Reversal for tax, civil and labor risks	[2]	116,722	9,611	15,099
Costs and Expenses by Nature		R$ (1,361,472)	R$ (1,352,682)	R$ (1,183,688)

[1]	Includes R$9,333 related to provision for success fee in tax proceedings mentioned in note 1.1 and presented in "third-party services".
[2]	Includes R$ 102,431 related to a reversal of tax contingencies (presented in note 21), as a result of the change in the loss probability of the tax proceedings mentioned in note 1.1(a).